Related Parties (Details) - Schedule of current liabilities – related parties - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	$ 264	$ 4	$ 163
Yulan WU, legal representative of Beijing Fucheng [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties			156
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties		4
Beijing Internet New Network Technology Development Co., Ltd [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties			$ 7